Convertible Notes Payable (Details) - Schedule of Convertible Note Payable	12 Months Ended
Dec. 31, 2022 USD ($)
2021 Convertible Note Payable [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Note Payable [Line Items]
Convertible Note Payable at Issuance	$ 7,226,335
Payments to advisor, debt discount	(362,693)
Total Convertible Note Payable at Issuance	6,863,642
(Deferred debt discount, including beneficial conversion features of $749,551)	(1,499,102)
(Deferred debt discount from Advisor fee)	(114,043)
Total Deferred debt discount	5,250,496
Amortization of debt discounts	1,103,730
Convertible Note Payable balance at Beginning	6,354,227
Convertible Note Payable balance at Ending	0
2022 Convertible Note Payable [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Note Payable [Line Items]
Convertible Note Payable at Issuance	2,570,000
Deferred debt discount and payments to advisor	(529,811)
Total Convertible Note Payable	2,040,189
Amortization of debt discounts	315,546
Convertible Note Payable balance at Beginning
Convertible Note Payable balance at Ending	$ 2,355,735